Significant accounting policies - Summary of Financial impact on insurance assets and liabilities on applying IFRS 17 (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information on Financial impact on insurance assets and liabilities on applying IFRS 17 [Line Items]
Insurance contract liabilities	₩ 54,316,740	₩ 54,330,046	₩ 53,391,401
Subsidiary Shinhan Life Insurance | Financial impact on insurance assets and liabilities
Disclosure of Detailed Information on Financial impact on insurance assets and liabilities on applying IFRS 17 [Line Items]
Insurance contract liabilities	42,991,461
Contractual service margin (under liabilities)	6,841,728
Insurance contract assets	59,017
Contractual service margin (under assets)	94,861
Associates Shinhan EZ General Insurance, Ltd. [Member] | Financial impact on insurance assets and liabilities
Disclosure of Detailed Information on Financial impact on insurance assets and liabilities on applying IFRS 17 [Line Items]
Insurance contract liabilities	75,318
Contractual service margin (under liabilities)	0
Insurance contract assets	25,232
Contractual service margin (under assets)	(94)
Underlying contracts | Subsidiary Shinhan Life Insurance | Financial impact on insurance assets and liabilities
Disclosure of Detailed Information on Financial impact on insurance assets and liabilities on applying IFRS 17 [Line Items]
Insurance contract liabilities	42,928,691
Contractual service margin (under liabilities)	6,924,913
Insurance contract assets	0
Contractual service margin (under assets)	0
Underlying contracts | Associates Shinhan EZ General Insurance, Ltd. [Member] | Financial impact on insurance assets and liabilities
Disclosure of Detailed Information on Financial impact on insurance assets and liabilities on applying IFRS 17 [Line Items]
Insurance contract liabilities	75,318
Contractual service margin (under liabilities)	0
Insurance contract assets	519
Contractual service margin (under assets)	(94)
Reinsurance contracts held | Subsidiary Shinhan Life Insurance | Financial impact on insurance assets and liabilities
Disclosure of Detailed Information on Financial impact on insurance assets and liabilities on applying IFRS 17 [Line Items]
Insurance contract liabilities	62,770
Contractual service margin (under liabilities)	(83,185)
Insurance contract assets	59,017
Contractual service margin (under assets)	94,861
Reinsurance contracts held | Associates Shinhan EZ General Insurance, Ltd. [Member] | Financial impact on insurance assets and liabilities
Disclosure of Detailed Information on Financial impact on insurance assets and liabilities on applying IFRS 17 [Line Items]
Insurance contract liabilities	0
Contractual service margin (under liabilities)	0
Insurance contract assets	24,713
Contractual service margin (under assets)	₩ 0